Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	Amendment
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
YieldMax AAPL Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ AAPL Option Income Strategy ETF
Class Name	YieldMax™ AAPL Option Income Strategy ETF
Trading Symbol	APLY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ AAPL Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/APLY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ AAPL Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/APLY
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AAPL Option Income Strategy ETF	$110	1.04%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target, returning 11.17% versus 21.45% for the benchmark. Sporadic rapid appreciation in Apple limited upside capture as short call positions required adjustment. These dynamics reflect the typical tradeoff between income generation and capped participation during sharp rallies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (4/17/2023)
YieldMax™ AAPL Option Income ETF - at NAV	11.17%	13.26%
S&P 500® TR	21.45%	23.47%

Performance Inception Date	Apr. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/APLY for more recent performance information.
Net Assets	$ 155,363,000
Holdings Count | Holdings	13
Advisory Fees Paid, Amount	$ 1,294,591
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$155,363
Number of Holdings	13
Total Advisory Fee	$1,294,591
Portfolio Turnover	20%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	19.4
Apple, Inc., Expiration: 12/19/2025; Exercise Price: $255.00	7.4
Apple, Inc., Expiration: 12/19/2025; Exercise Price: $255.01	-1.3
Apple, Inc., Expiration: 11/07/2025; Exercise Price: $275.00	-0.6
Apple, Inc., Expiration: 11/07/2025; Exercise Price: $282.50	0.1
Apple, Inc., Expiration: 11/07/2025; Exercise Price: $280.00	-0.0^
Apple, Inc., Expiration: 11/07/2025; Exercise Price: $292.50	0.0*
*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

Material Fund Change [Text Block]	How has the Fund changed? Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.
YieldMax(R) ABNB Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ ABNB Option Income Strategy ETF
Class Name	YieldMax™ ABNB Option Income Strategy ETF
Trading Symbol	ABNY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ ABNB Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/ABNY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ ABNB Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/ABNY
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ ABNB Option Income Strategy ETF	$97	1.01%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target, returning –8.22% versus 21.45% for the benchmark. Intraday volatility led to buying back short calls before the stock retraced, reducing net option income. These conditions reflect how rapid reversals can challenge option-income strategies even when distribution goals are achieved.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (6/24/2024)
YieldMax™ ABNB Option Income Strategy ETF - at NAV	-8.22%	-11.17%
S&P 500® TR	21.45%	19.83%

Performance Inception Date	Jun. 24, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/ABNY for more recent performance information.
Net Assets	$ 30,988,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 319,205
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$30,988
Number of Holdings	11
Total Advisory Fee	$319,205
Portfolio Turnover	43%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	19.7
Airbnb, Inc., Expiration: 12/19/2025; Exercise Price: $130.01	-7.2
Airbnb, Inc., Expiration: 12/19/2025; Exercise Price: $130.00	5.3
Airbnb, Inc., Expiration: 11/07/2025; Exercise Price: $129.00	-4.1
Airbnb, Inc., Expiration: 11/07/2025; Exercise Price: $134.00	2.0

Material Fund Change [Text Block]

How has the Fund changed?

Effective November 14, 2025, the Board of Trustees has approved a reverse stock split of the issued and outstanding shares. After the close of trading on NYSE Arca, Inc. on December 1, 2025, the Fund will effect as follows: Reverse Split Ratio: 1:5.

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

YieldMax(R) AI Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ AI Option Income Strategy ETF
Class Name	YieldMax™ AI Option Income Strategy ETF
Trading Symbol	AIYY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ AI Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/AIYY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ AI Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/AIYY
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AI Option Income Strategy ETF	$81	0.99%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance targets were not met, as the Fund returned –36.29% compared with 21.45% for the benchmark. Intraday swings caused short calls to be repurchased at disadvantageous levels, pressuring returns. Despite the performance lag, the fund maintained strong income generation consistent with its design.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (11/27/2023)
YieldMax™ AI Option Income Strategy ETF - at NAV	-36.29%	-34.51%
S&P 500® TR	21.45%	25.20%

Performance Inception Date	Nov. 27, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/AIYY for more recent performance information.
Net Assets	$ 84,570,000
Holdings Count | Holdings	13
Advisory Fees Paid, Amount	$ 864,345
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$84,570
Number of Holdings	13
Total Advisory Fee	$864,345
Portfolio Turnover	53%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
C3.ai, Inc., Expiration: 11/21/2025; Exercise Price: $17.50	6.2
C3.ai, Inc., Expiration: 11/21/2025; Exercise Price: $17.51	-5.5
C3.ai, Inc., Expiration: 11/07/2025; Exercise Price: $18.00	-1.9
C3.ai, Inc., Expiration: 11/07/2025; Exercise Price: $17.50	-0.7
C3.ai, Inc., Expiration: 11/07/2025; Exercise Price: $19.50	0.4
C3.ai, Inc., Expiration: 11/07/2025; Exercise Price: $18.50	0.3
C3.ai, Inc., Expiration: 11/07/2025; Exercise Price: $20.00	0.1

Material Fund Change [Text Block]

How has the Fund changed?

Effective November 14, 2025, on December 1, 2025, the Fund will effect a reverse split of its issued and outstanding shares as follows: Reverse Split Ratio: 1:10.

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

YieldMax(R) AMD Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ AMD Option Income Strategy ETF
Class Name	YieldMax™ AMD Option Income Strategy ETF
Trading Symbol	AMDY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ AMD Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/AMDY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ AMD Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/AMDY
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AMD Option Income Strategy ETF	$129	1.00%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 58.57% versus 21.45% for the benchmark, consistent with expectations for an option-income strategy that gives up some upside. Results were in line with internal goals and reflected normal option-related upside caps. Overall, the fund balanced high income with partial equity participation effectively.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (9/18/2023)
YieldMax™ AMD Option Income Strategy ETF - at NAV	58.57%	34.61%
S&P 500® TR	21.45%	24.13%

Performance Inception Date	Sep. 18, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/AMDY for more recent performance information.
Net Assets	$ 232,035,000
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 1,614,740
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$232,035
Number of Holdings	16
Total Advisory Fee	$1,614,740
Portfolio Turnover	46%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	10.4
Advanced Micro Devices, Inc., Expiration: 11/21/2025; Exercise Price: $260.01	-7.4
Advanced Micro Devices, Inc., Expiration: 11/21/2025; Exercise Price: $260.00	6.1
Advanced Micro Devices, Inc., Expiration: 11/07/2025; Exercise Price: $267.50	-0.8
Advanced Micro Devices, Inc., Expiration: 11/07/2025; Exercise Price: $272.50	-0.7
Advanced Micro Devices, Inc., Expiration: 11/07/2025; Exercise Price: $275.00	-0.6
Advanced Micro Devices, Inc., Expiration: 11/07/2025; Exercise Price: $295.00	0.5
Advanced Micro Devices, Inc., Expiration: 11/07/2025; Exercise Price: $285.00	0.3
Advanced Micro Devices, Inc., Expiration: 11/07/2025; Exercise Price: $277.50	-0.1
Advanced Micro Devices, Inc., Expiration: 11/07/2025; Exercise Price: $305.00	0.0*
*	Less than 0.05% of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

Effective November 14, 2025, on December 5, 2025, the Fund will effect a reverse split of its issued and outstanding shares as follows: Reverse Split Ratio: 1:5.

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

Effective October 1, 2025, the Fund will seek to make distributions on a monthly or more frequent basis.

YieldMax(R) AMZN Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ AMZN Option Income Strategy ETF
Class Name	YieldMax™ AMZN Option Income Strategy ETF
Trading Symbol	AMZY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ AMZN Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/AMZY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ AMZN Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/AMZY
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AMZN Option Income Strategy ETF	$125	1.09%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 28.81% compared to 21.45% for the benchmark. The strategy exceeded internal upside-capture expectations even as option writing capped some gains. This outcome reflects a favorable income-and-upside balance in a strong market.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (7/24/2023)
YieldMax™ AMZN Option Income ETF - at NAV	28.81%	30.87%
S&P 500® TR	21.45%	21.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/AMZY for more recent performance information.
Net Assets	$ 311,639,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 2,632,839
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$311,639
Number of Holdings	11
Total Advisory Fee	$2,632,839
Portfolio Turnover	24%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	20.7
Amazon.com, Inc., Expiration: 11/21/2025; Exercise Price: $220.00	10.5
Amazon.com, Inc., Expiration: 11/07/2025; Exercise Price: $252.50	-0.6
Amazon.com, Inc., Expiration: 11/21/2025; Exercise Price: $220.01	-0.5
Amazon.com, Inc., Expiration: 11/07/2025; Exercise Price: $260.00	0.2

Material Fund Change [Text Block]	How has the Fund changed? Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.
YieldMax(TM) BABA Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ BABA Option Income Strategy ETF
Class Name	YieldMax™ BABA Option Income Strategy ETF
Trading Symbol	BABO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ BABA Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/BABO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ BABA Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/BABO
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ BABA Option Income Strategy ETF	$120	0.99%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target, returning 42.9% versus 21.45% for the benchmark after a rapid 45% rally in BABA compressed upside capture. The sudden strong move exceeded what the option overlay could track in real time.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (8/7/2024)
YieldMax™ BABA Option Income Strategy ETF - at NAV	42.90%	49.61%
S&P 500® TR	21.45%	26.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/BABO for more recent performance information.
Net Assets	$ 59,709,000
Holdings Count | Holdings	13
Advisory Fees Paid, Amount	$ 447,064
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$59,709
Number of Holdings	13
Total Advisory Fee	$447,064
Portfolio Turnover	59%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Alibaba Group Holding Ltd., Expiration: 11/21/2025; Exercise Price: $140.00	18.1
Alibaba Group Holding Ltd., Expiration: 11/07/2025; Exercise Price: $175.00	-0.7
Alibaba Group Holding Ltd., Expiration: 11/21/2025; Exercise Price: $140.01	-0.3
Alibaba Group Holding Ltd., Expiration: 11/07/2025; Exercise Price: $180.00	-0.3
Alibaba Group Holding Ltd., Expiration: 11/07/2025; Exercise Price: $182.50	0.1
Alibaba Group Holding Ltd., Expiration: 11/07/2025; Exercise Price: $185.00	0.1
Alibaba Group Holding Ltd., Expiration: 11/07/2025; Exercise Price: $190.00	0.1

Material Fund Change [Text Block]	How has the Fund changed? Effective October 14, 2025, the Funds will seek to make distributions on a weekly basis.
YieldMaxTM Bitcoin Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Bitcoin Option Income Strategy ETF
Class Name	YieldMax™ Bitcoin Option Income Strategy ETF
Trading Symbol	YBIT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ Bitcoin Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/YBIT. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Bitcoin Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/YBIT
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Bitcoin Option Income Strategy ETF	$118	1.02%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund did meet its performance target, returning 31.22% versus 21.45% for the benchmark as position limits constrained the amount of spreads deployed early in the year. This reduced upside participation during strong periods for crypto-related markets. Still, the fund delivered strong income consistent with its goals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Since Inception (4/22/2024)
YieldMax™ Bitcoin Option Income Strategy ETF - at NAV	31.22%	13.74%
S&P 500® TR	21.45%	24.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/YBIT for more recent performance information.
Net Assets	$ 110,062,000
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 1,199,442
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$110,062
Number of Holdings	15
Total Advisory Fee	$1,199,442
Portfolio Turnover	29%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	13.4
iShares Bitcoin Trust ETF, Expiration: 11/21/2025; Exercise Price: $65.01	-6.7
iShares Bitcoin Trust ETF, Expiration: 11/21/2025; Exercise Price: $65.00	2.5
iShares Bitcoin Trust ETF, Expiration: 11/07/2025; Exercise Price: $62.00	-0.8
iShares Bitcoin Trust ETF, Expiration: 11/07/2025; Exercise Price: $62.50	-0.7
iShares Bitcoin Trust ETF, Expiration: 11/07/2025; Exercise Price: $63.00	-0.6
iShares Bitcoin Trust ETF, Expiration: 11/07/2025; Exercise Price: $64.50	0.3
iShares Bitcoin Trust ETF, Expiration: 11/07/2025; Exercise Price: $65.00	0.2
iShares Bitcoin Trust ETF, Expiration: 11/07/2025; Exercise Price: $65.50	0.2
iShares Bitcoin Trust ETF, Expiration: 11/07/2025; Exercise Price: $66.00	0.0*
*	Less than 0.05% of net assets.

Material Fund Change [Text Block]

How has the Fund changed?

Effective November 14, 2025, on November 28, 2025, the Fund will effect a reverse split of its issued and outstanding shares as follows: Reverse Split Ratio: 1:5.

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

YieldMax(R) BRK.B Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	Yieldmax™ BRK.B Option Income Strategy ETF
Class Name	YieldMax™ BRK.B Option Income Strategy ETF
Trading Symbol	BRKC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ BRK.B Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/BRKC. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ BRK.B Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/BRKC
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Yieldmax™ BRK.B Option Income Strategy ETF	$41	1.01%

The Fund commenced operations on June 4, 2025. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	1.01%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on June 4, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target, returning –2.77% versus 15.11% for the benchmark. Performance aligned with expectations for a steady income-focused option strategy. Overall results reflect balanced income generation with modest participation in the underlying’s moves.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Average Annual Returns for the Periods Ended October 31, 2025:	Since Inception (06/04/2025)
YieldMax™ BRK.B Option Income Strategy ETF - at NAV	-2.77%
S&P 500® TR	15.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/BRKC for more recent performance information.
Net Assets	$ 32,944,000
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 82,650
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$32,944
Number of Holdings	15
Total Advisory Fee	$82,650
Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	3.2
Berkshire Hathaway, Inc., Expiration: 11/21/2025; Exercise Price: $490.01	-3.1
Berkshire Hathaway, Inc., Expiration: 11/21/2025; Exercise Price: $490.00	0.8
Berkshire Hathaway, Inc., Expiration: 11/07/2025; Exercise Price: $485.00	-0.3
Berkshire Hathaway, Inc., Expiration: 11/07/2025; Exercise Price: $482.50	-0.2
Berkshire Hathaway, Inc., Expiration: 11/07/2025; Exercise Price: $480.00	-0.2
Berkshire Hathaway, Inc., Expiration: 11/07/2025; Exercise Price: $492.50	0.1
Berkshire Hathaway, Inc., Expiration: 11/07/2025; Exercise Price: $487.50	0.1
Berkshire Hathaway, Inc., Expiration: 11/07/2025; Exercise Price: $495.00	0.0*
Berkshire Hathaway, Inc., Expiration: 11/07/2025; Exercise Price: $497.50	0.0*
*	Less than 0.05% of net assets.

Material Fund Change [Text Block]	How has the Fund changed? Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.
YieldMax COIN Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ COIN Option Income Strategy ETF
Class Name	YieldMax™ COIN Option Income Strategy ETF
Trading Symbol	CONY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ COIN Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/CONY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ COIN Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/CONY
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ COIN Option Income Strategy ETF	$125	1.04%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 39.94% compared to 21.45% for the benchmark. Upside capture was limited because option spreads were not applied to 100% of exposure when Coinbase entered the S&P 500.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (8/14/2023)
YieldMax™ COIN Option Income Strategy ETF - at NAV	39.94%	137.87%
S&P 500® TR	21.45%	22.63%

Performance Inception Date	Aug. 14, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/CONY for more recent performance information.
Net Assets	$ 1,270,188,000
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 11,559,288
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$1,270,188
Number of Holdings	19
Total Advisory Fee	$11,559,288
Portfolio Turnover	31%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Coinbase Global, Inc., Expiration: 12/19/2025; Exercise Price: $390.01	-9.2
Coinbase Global, Inc., Expiration: 11/21/2025; Exercise Price: $300.00	6.9
Coinbase Global, Inc., Expiration: 12/19/2025; Exercise Price: $390.00	2.6
Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $357.50	-0.9
Coinbase Global, Inc., Expiration: 11/21/2025; Exercise Price: $300.01	-0.7
Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $362.50	-0.5
Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $377.50	0.3
Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $370.00	-0.2
Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $382.50	0.2
Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $365.00	-0.1

Material Fund Change [Text Block]

How has the Fund changed?

Effective November 14, 2025, on December 1, 2025, the Fund will effect a reverse split of its issued and outstanding shares as follows: Reverse Split Ratio: 1:10.

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

YieldMaxTM CVNA Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	Yieldmax™ CVNA Option Income Strategy ETF
Class Name	YieldMax™ CVNA Option Income Strategy ETF
Trading Symbol	CVNY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ CVNA Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/CVNY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ CVNA Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/CVNY
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Yieldmax™ CVNA Option Income Strategy ETF	$91	1.09%

The Fund commenced operations on January 29, 2025. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.09%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on January 29, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 20.50% compared with 14.37% for the benchmark. Results followed expectations for an option-income strategy that naturally gives up some upside. The fund delivered high income while capturing a portion of Carvana’s gains.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Average Annual Returns for the Periods Ended October 31, 2025:	Since Inception (01/29/2025)
YieldMax™ CVNA Option Income Strategy ETF - at NAV	20.50%
S&P 500® TR	14.37%

Performance Inception Date	Jan. 29, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/CVNY for more recent performance information.
Net Assets	$ 54,138,000
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 386,922
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$54,138
Number of Holdings	16
Total Advisory Fee	$386,922
Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	35.2
Carvana Co., Expiration: 12/19/2025; Exercise Price: $300.00	10.4
Carvana Co., Expiration: 12/19/2025; Exercise Price: $300.01	-8.4
Carvana Co., Expiration: 11/07/2025; Exercise Price: $317.50	-0.9
Carvana Co., Expiration: 11/07/2025; Exercise Price: $322.50	-0.3
Carvana Co., Expiration: 11/07/2025; Exercise Price: $337.50	0.3
Carvana Co., Expiration: 11/07/2025; Exercise Price: $330.00	-0.2
Carvana Co., Expiration: 11/07/2025; Exercise Price: $320.00	-0.1
Carvana Co., Expiration: 11/07/2025; Exercise Price: $350.00	0.0*
Carvana Co., Expiration: 11/07/2025; Exercise Price: $340.00	0.0*
*	Less than 0.05% of net assets.

Material Fund Change [Text Block]	How has the Fund changed? Effective October 14, 2025, the Funds will seek to make distributions on a weekly basis.
YieldMax DIS Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ DIS Option Income Strategy ETF
Class Name	YieldMax™ DIS Option Income Strategy ETF
Trading Symbol	DISO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ DIS Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/DISO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ DIS Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/DISO
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ DIS Option Income Strategy ETF	$129	1.21%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target, returning 12.8% versus 21.45% for the benchmark. Results were not consistent with expectations for a call-writing strategy that prioritizes income over full upside. The fund delivered steady returns while maintaining its income mandate.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (8/24/2023)
YieldMax™ DIS Option Income ETF - at NAV	12.80%	11.20%
S&P 500® TR	21.45%	24.36%

Performance Inception Date	Aug. 24, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/DISO for more recent performance information.
Net Assets	$ 35,195,000
Holdings Count | Holdings	13
Advisory Fees Paid, Amount	$ 362,291
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$35,195
Number of Holdings	13
Total Advisory Fee	$362,291
Portfolio Turnover	62%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	9.3
The Walt Disney Company, Expiration: 11/21/2025; Exercise Price: $120.01	-8.0
The Walt Disney Company, Expiration: 11/21/2025; Exercise Price: $120.00	1.9
The Walt Disney Company, Expiration: 11/07/2025; Exercise Price: $113.00	-0.7
The Walt Disney Company, Expiration: 11/07/2025; Exercise Price: $114.00	-0.4
The Walt Disney Company, Expiration: 11/07/2025; Exercise Price: $117.00	0.2
The Walt Disney Company, Expiration: 11/07/2025; Exercise Price: $116.00	0.1
The Walt Disney Company, Expiration: 11/07/2025; Exercise Price: $115.00	0.1

Material Fund Change [Text Block]	How has the Fund changed? Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.
YieldMax(R) DKNG Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	Yieldmax™ DKNG Option Income Strategy ETF
Class Name	YieldMax™ DKNG Option Income Strategy ETF
Trading Symbol	DRAY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ DKNG Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/DRAY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ DKNG Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/DRAY
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Yieldmax™ DKNG Option Income Strategy ETF	$27	1.03%

The Fund commenced operations on July 14, 2025. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	1.03%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on July 14, 2025. Expenses for a full reporting period would be higher than the figures shown
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target, returning –26.06% versus 9.49% for the benchmark. The option overlay helped cushion losses during a down period for the underlying. Overall, the fund performed less than expected while supporting a high level of income.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Average Annual Returns for the Periods Ended October 31, 2025:	Since Inception (07/14/2025)
YieldMax™ DKNG Option Income Strategy ETF - at NAV	-26.06%
S&P 500® TR	9.49%

Performance Inception Date	Jul. 14, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/DRAY for more recent performance information.
Net Assets	$ 28,808,000
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 35,041
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$28,808
Number of Holdings	16
Total Advisory Fee	$35,041
Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
DraftKings, Inc., Expiration: 11/21/2025; Exercise Price: $31.01	-7.8
DraftKings, Inc., Expiration: 11/21/2025; Exercise Price: $31.00	6.7
DraftKings, Inc., Expiration: 11/07/2025; Exercise Price: $32.00	-2.1
DraftKings, Inc., Expiration: 11/07/2025; Exercise Price: $35.00	0.6
DraftKings, Inc., Expiration: 11/07/2025; Exercise Price: $33.00	-0.4
DraftKings, Inc., Expiration: 11/07/2025; Exercise Price: $33.50	-0.3
DraftKings, Inc., Expiration: 11/07/2025; Exercise Price: $32.50	-0.3
DraftKings, Inc., Expiration: 11/07/2025; Exercise Price: $36.00	0.3
DraftKings, Inc., Expiration: 11/07/2025; Exercise Price: $34.50	0.3
DraftKings, Inc., Expiration: 11/07/2025; Exercise Price: $35.50	0.1

Material Fund Change [Text Block]	How has the Fund changed? Effective October 14, 2025, the Funds will seek to make distributions on a weekly basis.
YieldMax Gold Miners Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Gold Miners Option Income Strategy ETF
Class Name	YieldMax™ Gold Miners Option Income Strategy ETF
Trading Symbol	GDXY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ Gold Miners Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/GDXY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Gold Miners Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/GDXY
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Gold Miners Option Income Strategy ETF	$124	1.00%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 47.42% versus 21.45% for the benchmark as gold miners surged roughly 50% in a short period. The call-writing overlay limited upside participation during this sharp move. Still, the fund maintained a strong income profile consistent with its strategy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (5/20/2024)
YieldMax™ Gold Miners Option Income Strategy ETF - at NAV	47.42%	30.12%
S&P 500® TR	21.45%	20.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/GDXY for more recent performance information.
Net Assets	$ 186,975,000
Holdings Count | Holdings	17
Advisory Fees Paid, Amount	$ 823,357
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$186,975
Number of Holdings	17
Total Advisory Fee	$823,357
Portfolio Turnover	36%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	8.3
VanEck Gold Miners ETF, Expiration: 11/21/2025; Exercise Price: $75.01	-6.1
VanEck Gold Miners ETF, Expiration: 11/21/2025; Exercise Price: $75.00	2.2
VanEck Gold Miners ETF, Expiration: 11/07/2025; Exercise Price: $73.50	-0.4
VanEck Gold Miners ETF, Expiration: 11/07/2025; Exercise Price: $74.50	-0.2
VanEck Gold Miners ETF, Expiration: 11/07/2025; Exercise Price: $74.00	-0.2
VanEck Gold Miners ETF, Expiration: 11/07/2025; Exercise Price: $76.50	0.1
VanEck Gold Miners ETF, Expiration: 11/07/2025; Exercise Price: $75.00	-0.1
VanEck Gold Miners ETF, Expiration: 11/07/2025; Exercise Price: $77.50	0.0*
VanEck Gold Miners ETF, Expiration: 11/07/2025; Exercise Price: $77.00	0.0*
*	Less than 0.05% of net assets.

Material Fund Change [Text Block]	How has the Fund changed? Effective October 14, 2025, the Funds will seek to make distributions on a weekly basis.
YieldMax GOOGL Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ GOOGL Option Income Strategy ETF
Class Name	YieldMax™ GOOGL Option Income Strategy ETF
Trading Symbol	GOOY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ GOOGL Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/GOOY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ GOOGL Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/GOOY
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ GOOGL Option Income Strategy ETF	$141	1.14%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 47.95% versus 21.45% for its benchmark while outperforming internal upside-capture expectations. The strategy effectively balanced equity participation and income. This reflects strong execution of the option-income approach.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (7/27/2023)
YieldMax™ GOOGL Option Income ETF - at NAV	47.95%	21.98%
S&P 500® TR	21.45%	21.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/GOOY for more recent performance information.
Net Assets	$ 194,010,000
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 1,218,104
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$194,010
Number of Holdings	16
Total Advisory Fee	$1,218,104
Portfolio Turnover	30%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Alphabet, Inc., Expiration: 11/21/2025; Exercise Price: $220.00	21.9
U.S. Treasury Securities	7.4
Alphabet, Inc., Expiration: 11/07/2025; Exercise Price: $290.00	-0.1
Alphabet, Inc., Expiration: 11/21/2025; Exercise Price: $220.01	-0.1
Alphabet, Inc., Expiration: 11/07/2025; Exercise Price: $297.50	-0.1
Alphabet, Inc., Expiration: 11/07/2025; Exercise Price: $292.50	-0.1
Alphabet, Inc., Expiration: 11/07/2025; Exercise Price: $295.00	-0.1
Alphabet, Inc., Expiration: 11/07/2025; Exercise Price: $305.00	0.0*
Alphabet, Inc., Expiration: 11/07/2025; Exercise Price: $300.00	0.0*
Alphabet, Inc., Expiration: 11/07/2025; Exercise Price: $307.50	0.0*
*	Less than 0.05% of net assets.

Material Fund Change [Text Block]	How has the Fund changed? Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.
YieldMax(R) HOOD Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	Yieldmax™ HOOD Option Income Strategy ETF
Class Name	YieldMax™ HOOD Option Income Strategy ETF
Trading Symbol	HOOY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ HOOD Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/HOOY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ HOOD Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/HOOY
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Yieldmax™ HOOD Option Income Strategy ETF	$78	0.99%

The Fund commenced operations on May 7, 2025. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.99%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on May 7, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The fund met its performance target, returning 122.37% versus 22.22% for its benchmark as the underlying surged rapidly from June to October. The call overlay limited upside capture during this unusually fast appreciation. Nonetheless, the fund delivered very high income and strong absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Average Annual Returns for the Periods Ended October 31, 2025:	Since Inception (05/07/2025)
YieldMax™ HOOD Option Income Strategy ETF - at NAV	122.37%
S&P 500® TR	22.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/HOOY for more recent performance information.
Net Assets	$ 250,466,000
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 717,398
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$250,466
Number of Holdings	16
Total Advisory Fee	$717,398
Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Robinhood Markets, Inc., Expiration: 12/19/2025; Exercise Price: $145.00	11.2
Robinhood Markets, Inc., Expiration: 12/19/2025; Exercise Price: $145.01	-9.4
U.S. Treasury Securities	7.3
Robinhood Markets, Inc., Expiration: 11/07/2025; Exercise Price: $160.00	-1.0
Robinhood Markets, Inc., Expiration: 11/07/2025; Exercise Price: $157.50	-0.8
Robinhood Markets, Inc., Expiration: 11/07/2025; Exercise Price: $150.00	-0.7
Robinhood Markets, Inc., Expiration: 11/07/2025; Exercise Price: $170.00	0.3
Robinhood Markets, Inc., Expiration: 11/07/2025; Exercise Price: $172.50	0.3
Robinhood Markets, Inc., Expiration: 11/07/2025; Exercise Price: $165.00	0.2
Robinhood Markets, Inc., Expiration: 11/07/2025; Exercise Price: $175.00	0.1

Material Fund Change [Text Block]

How has the Fund changed?

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

Effective October 1, 2025, the Fund will seek to make distributions on a monthly or more frequent basis.

YieldMax Innovation Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Innovation Option Income Strategy ETF
Class Name	YieldMax™ Innovation Option Income Strategy ETF
Trading Symbol	OARK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ Innovation Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/OARK. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Innovation Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/OARK
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Innovation Option Income Strategy ETF	$204	1.61%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 53.68%% versus 21.45% for the benchmark. Income generation remained strong and consistent with strategy objectives.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (11/22/2022)
YieldMax™ Innovation Option Income Strategy ETF - at NAV	53.68%	17.38%
S&P 500® TR	21.45%	21.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/OARK for more recent performance information.
Net Assets	$ 91,684,000
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 707,289
Investment Company, Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$91,684
Number of Holdings	15
Total Advisory Fee	$707,289
Portfolio Turnover	115%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	17.3
ARK Innovation ETF, Expiration: 11/21/2025; Exercise Price: $80.00	11.1
ARK Innovation ETF, Expiration: 11/21/2025; Exercise Price: $80.01	-1.1
ARK Innovation ETF, Expiration: 11/07/2025; Exercise Price: $89.00	-0.8
ARK Innovation ETF, Expiration: 11/07/2025; Exercise Price: $90.00	-0.7
ARK Innovation ETF, Expiration: 11/07/2025; Exercise Price: $88.00	-0.4
ARK Innovation ETF, Expiration: 11/07/2025; Exercise Price: $93.00	0.2
ARK Innovation ETF, Expiration: 11/07/2025; Exercise Price: $94.00	0.2
ARK Innovation ETF, Expiration: 11/07/2025; Exercise Price: $91.00	0.2

Material Fund Change [Text Block]

How has the Fund changed?

Effective November 14, 2025, on December 1, 2025, the Fund will effect a reverse split of its issued and outstanding shares as follows: Reverse Split Ratio: 1:5.

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

YieldMax JPM Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ JPM Option Income Strategy ETF
Class Name	YieldMax™ JPM Option Income Strategy ETF
Trading Symbol	JPMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ JPM Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/JPMO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ JPM Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/JPMO
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ JPM Option Income Strategy ETF	$116	1.04%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 23.05% versus 21.45% for the benchmark after large intraday moves forced repurchasing short calls at higher prices. The fund maintained a steady income profile aligned with its mandate.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (9/11/2023)
YieldMax™ JPM Option Income Strategy ETF - at NAV	23.05%	18.48%
S&P 500® TR	21.45%	23.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/JPMO for more recent performance information.
Net Assets	$ 60,925,000
Holdings Count | Holdings	14
Advisory Fees Paid, Amount	$ 522,833
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$60,925
Number of Holdings	14
Total Advisory Fee	$522,833
Portfolio Turnover	32%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	14.6
JPMorgan Chase & Co., Expiration: 11/21/2025; Exercise Price: $290.00	7.6
JPMorgan Chase & Co., Expiration: 11/21/2025; Exercise Price: $290.01	-0.4
JPMorgan Chase & Co., Expiration: 11/07/2025; Exercise Price: $317.50	-0.3
JPMorgan Chase & Co., Expiration: 11/07/2025; Exercise Price: $315.00	-0.3
JPMorgan Chase & Co., Expiration: 11/07/2025; Exercise Price: $320.00	0.1
JPMorgan Chase & Co., Expiration: 11/07/2025; Exercise Price: $325.00	0.1
JPMorgan Chase & Co., Expiration: 11/21/2025; Exercise Price: $290.01	0.0*
*	Less than 0.05% of net assets.

Material Fund Change [Text Block]	How has the Fund changed? Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.
YieldMaxTM Magnificent 7 Fund of Option Income ETFs
Shareholder Report [Line Items]
Fund Name	YieldMax™ Magnificent 7 Fund of Option Income ETFs
Class Name	YieldMax™ Magnificent 7 Fund of Option Income ETFs
Trading Symbol	YMAG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ Magnificent 7 Fund of Option Income ETFs (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/YMAG. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Magnificent 7 Fund of Option Income ETFs c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/YMAG
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Magnificent 7 Fund of Option Income ETFs	$34	0.29%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 31.85% versus 21.45% for the benchmark while outperforming internal upside expectations. The diversified exposure supported steady income and above-target participation. Overall, results aligned well with strategy objectives.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (1/29/2024)
YieldMax™ Magnificent 7 Fund of Option Income ETF - at NAV	31.85%	31.36%
S&P 500® TR	21.45%	22.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/YMAG for more recent performance information.
Net Assets	$ 471,840,000
Holdings Count | Holdings	13
Advisory Fees Paid, Amount	$ 977,093
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$471,840
Number of Holdings	13
Total Advisory Fee	$977,093
Portfolio Turnover	32%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
YieldMax NVDA Option Income Strategy ETF	14.8
YieldMax GOOGL Option Income Strategy ETF	14.6
Yieldmax Tsla Option Income ETF	14.1
YieldMax MSFT Option Income Strategy ETF	13.9
YieldMax AAPL Option Income Strategy ETF	13.9
Yieldmax Meta Option Income Strategy ETF	12.4
Amazon.com, Inc., Expiration: 11/21/2025; Exercise Price: $220.00	1.6
Amazon.com, Inc., Expiration: 11/21/2025; Exercise Price: $220.01	-0.1
Amazon.com, Inc., Expiration: 11/07/2025; Exercise Price: $250.00	-0.1
Amazon.com, Inc., Expiration: 11/07/2025; Exercise Price: $255.00	-0.0^
^	Less than -0.05% of net assets.

Material Fund Change [Text Block]	How has the Fund changed? Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.
YieldMax(TM) MARA Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ MARA Option Income Strategy ETF
Class Name	YieldMax™ MARA Option Income Strategy ETF
Trading Symbol	MARO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ MARA Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/MARO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ MARA Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/MARO
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MARA Option Income Strategy ETF	$86	1.00%

The Fund commenced operations on December 9, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.00%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on December 9, 2024. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The fund did not meet its performance target, returning -28.01 versus 14.28% for the benchmark amid significant volatility in the underlying. Intraday stock movements created challenges for managing short calls. The fund still delivered substantial income consistent with its objectives.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Average Annual Returns for the Periods Ended October 31, 2025:	Since Inception (12/09/2024)
YieldMax™ MARA Option Income Strategy ETF - at NAV	-28.01%
S&P 500® TR	14.28%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/MARO for more recent performance information.
Net Assets	$ 95,973,000
Holdings Count | Holdings	14
Advisory Fees Paid, Amount	$ 608,508
Investment Company, Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$95,973
Number of Holdings	14
Total Advisory Fee	$608,508
Portfolio Turnover	100%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Marathon Digital Holdings, Inc., Expiration: 11/21/2025; Exercise Price: $19.01	-6.1
Marathon Digital Holdings, Inc., Expiration: 11/21/2025; Exercise Price: $19.00	4.2
Marathon Digital Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $18.00	3.1
Marathon Digital Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $18.01	-2.5
Marathon Digital Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $19.00	-2.5
Marathon Digital Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $19.50	-1.2
Marathon Digital Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $22.50	0.6
Marathon Digital Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $21.50	0.6
Marathon Digital Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $22.00	0.4

Material Fund Change [Text Block]	How has the Fund changed? Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.
YieldMax META Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ META Option Income Strategy ETF
Class Name	YieldMax™ META Option Income Strategy ETF
Trading Symbol	FBY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ META Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/FBY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ META Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/FBY
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ META Option Income Strategy ETF	$110	1.06%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund not meet its performance target, returning 6.96% versus 21.45% for the benchmark after Meta’s sharp gains forced short call spreads to be repurchased at losses. This reduced upside capture during rapid price appreciation. Even so, the fund maintained strong income generation aligned with its objective.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (7/27/2023)
YieldMax™ META Option Income ETF - at NAV	6.96%	27.97%
S&P 500® TR	21.45%	21.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/FBY for more recent performance information.
Net Assets	$ 154,948,000
Holdings Count | Holdings	18
Advisory Fees Paid, Amount	$ 1,631,685
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$154,948
Number of Holdings	18
Total Advisory Fee	$1,631,685
Portfolio Turnover	21%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	20.5
Meta Platforms, Inc., Expiration: 11/21/2025; Exercise Price: $740.01	-14.2
Meta Platforms, Inc., Expiration: 11/21/2025; Exercise Price: $740.00	0.6
Meta Platforms, Inc., Expiration: 11/07/2025; Exercise Price: $680.00	-0.3
Meta Platforms, Inc., Expiration: 11/07/2025; Exercise Price: $670.00	-0.2
Meta Platforms, Inc., Expiration: 11/07/2025; Exercise Price: $700.00	0.2
Meta Platforms, Inc., Expiration: 11/07/2025; Exercise Price: $690.00	0.2
Meta Platforms, Inc., Expiration: 11/07/2025; Exercise Price: $665.00	-0.1
Meta Platforms, Inc., Expiration: 11/07/2025; Exercise Price: $685.00	-0.1
Meta Platforms, Inc., Expiration: 11/07/2025; Exercise Price: $705.00	0.0*
*	Less than 0.05% of net assets.

Material Fund Change [Text Block]	How has the Fund changed? Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.
YieldMax MRNA Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ MRNA Option Income Strategy ETF
Class Name	YieldMax™ MRNA Option Income Strategy ETF
Trading Symbol	MRNY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ MRNA Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/MRNY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ MRNA Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/MRNY
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MRNA Option Income Strategy ETF	$76	1.00%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target, returning –48.88% versus 21.45% for the benchmark as intraday moves raised the cost of repurchasing calls. These adjustments weighed modestly on total return. Despite this, the fund produced high distributions as intended.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (10/23/2023)
YieldMax™ MRNA Option Income Strategy ETF - at NAV	-48.88%	-43.71%
S&P 500® TR	21.45%	28.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/MRNY for more recent performance information.
Net Assets	$ 92,474,000
Holdings Count | Holdings	18
Advisory Fees Paid, Amount	$ 788,394
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$92,474
Number of Holdings	18
Total Advisory Fee	$788,394
Portfolio Turnover	42%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Moderna, Inc., Expiration: 11/21/2025; Exercise Price: $25.00	13.2
U.S. Treasury Securities	10.5
Moderna, Inc., Expiration: 11/21/2025; Exercise Price: $25.01	-4.9
Moderna, Inc., Expiration: 11/07/2025; Exercise Price: $26.50	-1.8
Moderna, Inc., Expiration: 11/07/2025; Exercise Price: $26.00	-1.2
Moderna, Inc., Expiration: 11/07/2025; Exercise Price: $29.00	0.9
Moderna, Inc., Expiration: 11/07/2025; Exercise Price: $30.00	-0.8
Moderna, Inc., Expiration: 11/07/2025; Exercise Price: $29.50	-0.6
Moderna, Inc., Expiration: 11/07/2025; Exercise Price: $33.00	0.6
Moderna, Inc., Expiration: 11/07/2025; Exercise Price: $28.50	0.6

Material Fund Change [Text Block]

How has the Fund changed?

Effective November 14, 2025, on November 28, 2025, the Fund will effect a reverse split of its issued and outstanding shares as follows: Reverse Split Ratio: 1:10.

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

YieldMax MSFT Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ MSFT Option Income Strategy ETF
Class Name	YieldMax™ MSFT Option Income Strategy ETF
Trading Symbol	MSFO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ MSFT Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/MSFO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ MSFT Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/MSFO
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MSFT Option Income Strategy ETF	$116	1.03%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 25.53% versus 21.45% for the benchmark, exceeding internal upside-capture expectations. Option overlays effectively balanced income and participation. This reflects strong alignment with the strategy’s goals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (8/24/2023)
YieldMax™ MSFT Option Income ETF - at NAV	25.53%	24.40%
S&P 500® TR	21.45%	24.36%

Performance Inception Date	Aug. 24, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/MSFO for more recent performance information.
Net Assets	$ 148,991,000
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 1,223,441
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$148,991
Number of Holdings	15
Total Advisory Fee	$1,223,441
Portfolio Turnover	16%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	23.4
Microsoft Corporation, Expiration: 12/19/2025; Exercise Price: $515.00	4.0
Microsoft Corporation, Expiration: 12/19/2025; Exercise Price: $515.01	-3.0
Microsoft Corporation, Expiration: 11/07/2025; Exercise Price: $525.00	-0.2
Microsoft Corporation, Expiration: 11/07/2025; Exercise Price: $527.50	-0.2
Microsoft Corporation, Expiration: 11/07/2025; Exercise Price: $530.00	-0.1
Microsoft Corporation, Expiration: 11/07/2025; Exercise Price: $535.00	0.1
Microsoft Corporation, Expiration: 11/07/2025; Exercise Price: $537.50	0.1
Microsoft Corporation, Expiration: 11/07/2025; Exercise Price: $540.00	0.1

Material Fund Change [Text Block]	How has the Fund changed? Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.
YieldMaxTM MSTR Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ MSTR Option Income Strategy ETF
Class Name	YieldMax™ MSTR Option Income Strategy ETF
Trading Symbol	MSTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ MSTR Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/MSTY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ MSTR Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/MSTY
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MSTR Option Income Strategy ETF	$106	1.03%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target, returning 4.95% versus 21.45% for the benchmark amid large intraday moves requiring costly call repurchases. These dynamics reduced total return despite high income. Overall, the fund delivered its income objective while accepting limited upside.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (2/21/2024)
YieldMax™ MSTR Option Income Strategy ETF - at NAV	4.95%	92.30%
S&P 500® TR	21.45%	22.18%

Performance Inception Date	Feb. 21, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/MSTY for more recent performance information.
Net Assets	$ 3,030,103,000
Holdings Count | Holdings	24
Advisory Fees Paid, Amount	$ 32,010,413
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$3,030,103
Number of Holdings	24
Total Advisory Fee	$32,010,413
Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Strategy Inc., Expiration: 11/21/2025; Exercise Price: $330.01	-10.1
Strategy Inc., Expiration: 01/16/2026; Exercise Price: $300.01	-5.6
Strategy Inc., Expiration: 01/16/2026; Exercise Price: $300.00	2.5
Strategy Inc., Expiration: 12/19/2025; Exercise Price: $270.00	2.4
Strategy Inc., Expiration: 12/19/2025; Exercise Price: $270.01	-2.3
U.S. Treasury Securities	0.5
Strategy Inc., Expiration: 11/07/2025; Exercise Price: $280.00	-0.4
Strategy Inc., Expiration: 11/21/2025; Exercise Price: $330.00	0.4
Strategy Inc., Expiration: 11/07/2025; Exercise Price: $277.50	-0.2
Strategy Inc., Expiration: 11/07/2025; Exercise Price: $282.50	-0.2

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
YieldMax NFLX Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ NFLX Option Income Strategy ETF
Class Name	YieldMax™ NFLX Option Income Strategy ETF
Trading Symbol	NFLY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ NFLX Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/NFLY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ NFLX Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/NFLY
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ NFLX Option Income Strategy ETF	$118	1.01%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 33.04% versus 21.45% for the benchmark as rapid appreciation capped upside through short-call exposure. This constrained performance relative to the underlying. Nevertheless, the fund generated meaningful income and performance aligned with its design.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (8/7/2023)
YieldMax™ NFLX Option Income Strategy ETF - at NAV	33.04%	37.73%
S&P 500® TR	21.45%	22.09%

Performance Inception Date	Aug. 07, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/NFLY for more recent performance information.
Net Assets	$ 133,012,000
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 1,259,877
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$133,012
Number of Holdings	15
Total Advisory Fee	$1,259,877
Portfolio Turnover	33%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Netflix, Inc., Expiration: 11/21/2025; Exercise Price: $1,260.01	-12.7
U.S. Treasury Securities	4.7
Netflix, Inc., Expiration: 11/07/2025; Exercise Price: $1,115.00	-0.5
Netflix, Inc., Expiration: 11/07/2025; Exercise Price: $1,130.00	-0.5
Netflix, Inc., Expiration: 11/21/2025; Exercise Price: $1,260.00	0.4
Netflix, Inc., Expiration: 11/07/2025; Exercise Price: $1,140.00	-0.3
Netflix, Inc., Expiration: 11/07/2025; Exercise Price: $1,145.00	0.2
Netflix, Inc., Expiration: 11/07/2025; Exercise Price: $1,160.00	0.2
Netflix, Inc., Expiration: 11/07/2025; Exercise Price: $1,170.00	0.1
Netflix, Inc., Expiration: 11/07/2025; Exercise Price: $1,175.00	0.1

Material Fund Change [Text Block]	How has the Fund changed? Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.
YieldMax NVDA Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ NVDA Option Income Strategy ETF
Class Name	YieldMax™ NVDA Option Income Strategy ETF
Trading Symbol	NVDY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ NVDA Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/NVDY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ NVDA Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/NVDY
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ NVDA Option Income Strategy ETF	$129	1.09%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 36.93% versus 21.45% for the benchmark in a period of strong Nvidia performance. Results aligned with expectations for a call-writing strategy. The fund balanced income and partial upside effectively.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (5/10/2023)
YieldMax™ NVDA Option Income Strategy ETF - at NAV	36.93%	76.49%
S&P 500® TR	21.45%	24.25%

Performance Inception Date	May 10, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/NVDY for more recent performance information.
Net Assets	$ 1,823,696,000
Holdings Count | Holdings	18
Advisory Fees Paid, Amount	$ 15,387,704
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$1,823,696
Number of Holdings	18
Total Advisory Fee	$15,387,704
Portfolio Turnover	16%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	20.6
NVIDIA Corporation, Expiration: 11/21/2025; Exercise Price: $165.00	11.5
NVIDIA Corporation, Expiration: 11/21/2025; Exercise Price: $205.01	-2.1
NVIDIA Corporation, Expiration: 11/21/2025; Exercise Price: $205.00	1.7
NVIDIA Corporation, Expiration: 11/07/2025; Exercise Price: $210.00	-0.4
NVIDIA Corporation, Expiration: 11/21/2025; Exercise Price: $165.01	-0.3
NVIDIA Corporation, Expiration: 11/07/2025; Exercise Price: $215.00	-0.1
NVIDIA Corporation, Expiration: 11/07/2025; Exercise Price: $212.50	-0.1
NVIDIA Corporation, Expiration: 11/07/2025; Exercise Price: $217.50	0.1
NVIDIA Corporation, Expiration: 11/07/2025; Exercise Price: $220.00	0.1

Material Fund Change [Text Block]	How has the Fund changed? Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.
YieldMax(TM) PLTR Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ PLTR Option Income Strategy ETF
Class Name	YieldMax™ PLTR Option Income Strategy ETF
Trading Symbol	PLTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ PLTR Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/PLTY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ PLTR Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/PLTY
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ PLTR Option Income Strategy ETF	$220	1.07%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 211.94% versus 21.45% for the benchmark. The fund delivered substantial income and strong absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (10/7/2024)
YieldMax™ PLTR Option Income Strategy ETF - at NAV	211.94%	186.90%
S&P 500® TR	21.45%	20.25%

Performance Inception Date	Oct. 07, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/PLTY for more recent performance information.
Net Assets	$ 675,756,000
Holdings Count | Holdings	17
Advisory Fees Paid, Amount	$ 3,480,680
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$675,756
Number of Holdings	17
Total Advisory Fee	$3,480,680
Portfolio Turnover	26%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

^	Less than -0.05% of net assets.

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities. Common Stocks represents securities sold short.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Palantir Technologies, Inc., Expiration: 11/21/2025; Exercise Price: $160.00	9.5
Palantir Technologies, Inc., Expiration: 11/21/2025; Exercise Price: $200.00	4.0
Palantir Technologies, Inc., Expiration: 11/21/2025; Exercise Price: $200.01	-3.7
U.S. Treasury Securities	2.9
Palantir Technologies, Inc., Expiration: 11/07/2025; Exercise Price: $210.00	-1.8
Palantir Technologies, Inc., Expiration: 11/07/2025; Exercise Price: $212.50	-0.9
Palantir Technologies, Inc., Expiration: 11/07/2025; Exercise Price: $225.00	0.8
Palantir Technologies, Inc., Expiration: 11/07/2025; Exercise Price: $207.50	-0.5
Palantir Technologies, Inc., Expiration: 11/21/2025; Exercise Price: $160.01	-0.4
Palantir Technologies, Inc., Expiration: 11/07/2025; Exercise Price: $227.50	0.4

Material Fund Change [Text Block]	How has the Fund changed? Effective October 14, 2025, the Funds will seek to make distributions on a weekly basis.
YieldMax PYPL Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ PYPL Option Income Strategy ETF
Class Name	YieldMax™ PYPL Option Income Strategy ETF
Trading Symbol	PYPY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ PYPL Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/PYPY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ PYPL Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/PYPY
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ PYPL Option Income Strategy ETF	$123	1.31%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target, returning –12.88% versus 21.45% for the benchmark as February’s sharp drop and intraday reversals required buying back calls before the stock recovered. This reduced option income and performance. Still, the fund maintained a meaningful distribution consistent with its goals.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (9/25/2023)
YieldMax™ PYPL Option Income Strategy ETF - at NAV	-12.88%	10.86%
S&P 500® TR	21.45%	25.95%

Performance Inception Date	Sep. 25, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 01, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/PYPY for more recent performance information.
Net Assets	$ 47,510,000
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 542,337
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$47,510
Number of Holdings	15
Total Advisory Fee	$542,337
Portfolio Turnover	19%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	10.2
PayPal Holdings, Inc., Expiration: 11/21/2025; Exercise Price: $67.50	5.3
PayPal Holdings, Inc., Expiration: 11/21/2025; Exercise Price: $67.51	-2.5
PayPal Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $70.00	-0.9
PayPal Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $73.00	0.3
PayPal Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $69.00	-0.2
PayPal Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $72.00	-0.2
PayPal Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $71.00	-0.2
PayPal Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $75.00	0.1
PayPal Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $74.00	0.1

Material Fund Change [Text Block]

How has the Fund changed?

Effective November 26, 2025, on December 5, 2025, the Fund will effect a reverse split of its issued and outstanding shares as follows: Reverse Split Ratio: 1:5.

Effective October 1, 2025, the Fund will seek to make distributions on a weekly basis.

YieldMax(R) RBLX Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	Yieldmax™ RBLX Option Income Strategy ETF
Class Name	YieldMax™ RBLX Option Income Strategy ETF
Trading Symbol	RBLY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ RBLX Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/RBLY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ RBLX Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/RBLY
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Yieldmax™ RBLX Option Income Strategy ETF	$26	0.99%

The Fund commenced operations on July 28, 2025. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.99%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on July 28, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target, returning –2.18% versus 7.38% for the benchmark. Option income helped cushion volatility-driven drawdowns. Despite this, the Fund achieved income objectives.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Average Annual Returns for the Periods Ended October 31, 2025:	Since Inception (07/28/2025)
YieldMax™ RBLX Option Income Strategy ETF - at NAV	-2.18%
S&P 500® TR	7.38%

Performance Inception Date	Jul. 28, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/RBLY for more recent performance information.
Net Assets	$ 29,594,000
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 36,531
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$29,594
Number of Holdings	16
Total Advisory Fee	$36,531
Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Roblox Corporation, Expiration: 12/19/2025; Exercise Price: $130.01	-16.9
Roblox Corporation, Expiration: 12/19/2025; Exercise Price: $130.00	3.1
Roblox Corporation, Expiration: 11/07/2025; Exercise Price: $117.00	-0.6
Roblox Corporation, Expiration: 11/07/2025; Exercise Price: $125.00	0.2
Roblox Corporation, Expiration: 11/07/2025; Exercise Price: $131.00	0.1
Roblox Corporation, Expiration: 11/07/2025; Exercise Price: $124.00	-0.1
Roblox Corporation, Expiration: 11/07/2025; Exercise Price: $118.00	-0.1
Roblox Corporation, Expiration: 11/07/2025; Exercise Price: $126.00	-0.1
Roblox Corporation, Expiration: 11/07/2025; Exercise Price: $133.00	0.0*
Roblox Corporation, Expiration: 11/07/2025; Exercise Price: $119.00	-0.0^
*	Less than 0.05% of net assets.
^	Less than -0.05% of net assets.

Material Fund Change [Text Block]	How has the Fund changed? Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.
YieldMaxTM Short COIN Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Short COIN Option Income Strategy ETF
Class Name	YieldMax™ Short COIN Option Income Strategy ETF
Trading Symbol	FIAT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ Short COIN Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/FIAT. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Short COIN Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/FIAT
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Short COIN Option Income Strategy ETF	$71	1.04%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target as a short strategy, losing –63.59% while the benchmark gained 21.45%, unsuccessfully losing more than the benchmark's appreciation. This does not match expectations for a risk-managed short-exposure design. High distributions remained a key feature of the fund’s profile.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (7/9/2024)
YieldMax™ Short COIN Option Income Strategy ETF - at NAV	-63.59%	-50.33%
S&P 500® TR	21.45%	18.35%

Performance Inception Date	Jul. 09, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/FIAT for more recent performance information.
Net Assets	$ 43,366,000
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 397,188
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$43,366
Number of Holdings	15
Total Advisory Fee	$397,188
Portfolio Turnover	42%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	39.1
Coinbase Global, Inc., Expiration: 11/21/2025; Exercise Price: $300.02	-14.0
Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $345.00	-1.8
Coinbase Global, Inc., Expiration: 11/21/2025; Exercise Price: $300.00	1.4
Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $325.00	0.6
Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $335.00	-0.5
Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $337.50	-0.5
Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $315.00	0.2
Coinbase Global, Inc., Expiration: 11/21/2025; Exercise Price: $510.00	0.2
Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $317.50	0.2

Material Fund Change [Text Block]

How has the Fund changed?

Effective November 14, 2025, on December 1, 2025, the Fund will effect a reverse split of its issued and outstanding shares as follows: Reverse Split Ratio: 1:10.

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

YieldMaxTM Short N100 Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Short N100 Option Income Strategy ETF
Class Name	YieldMax™ Short N100 Option Income Strategy ETF
Trading Symbol	YQQQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ Short N100 Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/YQQQ. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Short N100 Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/YQQQ
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Short N100 Option Income Strategy ETF	$100	1.09%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target as a short strategy, returning -15.67% while the benchmark gained 21.45%, unsuccessfully losing more than the benchmark’s appreciation. Results did not align with expectations for the fund’s risk-managed design.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (8/14/2024)
YieldMax™ Short N100 Option Income Strategy ETF - at NAV	-15.67%	-15.32%
S&P 500® TR	21.45%	22.08%

Performance Inception Date	Aug. 14, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/YQQQ for more recent performance information.
Net Assets	$ 14,399,000
Holdings Count | Holdings	12
Advisory Fees Paid, Amount	$ 107,179
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$14,399
Number of Holdings	12
Total Advisory Fee	$107,179
Portfolio Turnover	31%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	6.4
Invesco QQQ Trust Series 1, Expiration: 11/21/2025; Exercise Price: $605.02	-4.8
Invesco QQQ Trust Series 1, Expiration: 11/21/2025; Exercise Price: $605.00	0.7
Invesco QQQ Trust Series 1, Expiration: 11/07/2025; Exercise Price: $622.00	-0.4
Invesco QQQ Trust Series 1, Expiration: 11/07/2025; Exercise Price: $615.00	-0.1
Invesco QQQ Trust Series 1, Expiration: 11/21/2025; Exercise Price: $750.00	0.0*
*	Less than 0.05% of net assets.

Material Fund Change [Text Block]	How has the Fund changed? Effective October 14, 2025, the Funds will seek to make distributions on a weekly basis.
YieldMaxTM Short NVDA Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Short NVDA Option Income Strategy ETF
Class Name	YieldMax™ Short NVDA Option Income Strategy ETF
Trading Symbol	DIPS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ Short NVDA Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/dips. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Short NVDA Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/dips
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Short NVDA Option Income Strategy ETF	$83	1.04%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target as a short strategy, losing –40.99% while the benchmark gained 21.45%, losing materially more than the underlying advance. The strategy did not perform as intended under strong upward pressure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (7/23/2024)
YieldMax™ Short NVDA Option Income Strategy ETF - at NAV	-40.99%	-42.26%
S&P 500® TR	21.45%	24.54%

Performance Inception Date	Jul. 23, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit https://www.yieldmaxetfs.com/our-etfs/DIPS for more recent performance information
Net Assets	$ 8,010,000
Holdings Count | Holdings	13
Advisory Fees Paid, Amount	$ 109,220
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$8,010
Number of Holdings	13
Total Advisory Fee	$109,220
Portfolio Turnover	22%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	41.3
NVIDIA Corporation, Expiration: 11/21/2025; Exercise Price: $175.02	-14.6
NVIDIA Corporation, Expiration: 11/07/2025; Exercise Price: $197.50	-1.3
NVIDIA Corporation, Expiration: 11/21/2025; Exercise Price: $175.00	0.8
NVIDIA Corporation, Expiration: 11/21/2025; Exercise Price: $250.00	0.3
NVIDIA Corporation, Expiration: 11/07/2025; Exercise Price: $185.00	0.2
NVIDIA Corporation, Expiration: 11/07/2025; Exercise Price: $182.50	0.1

Material Fund Change [Text Block]

How has the Fund changed?

Effective November 14, 2025, on December 1, 2025, the Fund will effect a reverse split of its issued and outstanding shares as follows: Reverse Split Ratio: 1:10.

Effective October 14, 2025, the Funds will seek to make distributions on a weekly basis.

YieldMaxTM Short TSLA Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Short TSLA Option Income Strategy ETF
Class Name	YieldMax™ Short TSLA Option Income Strategy ETF
Trading Symbol	CRSH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ Short TSLA Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/CRSH. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Short TSLA Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/CRSH
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Short TSLA Option Income Strategy ETF	$79	1.04%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target as a short strategy, losing –48.24% while the benchmark gained 21.45%, unsuccessfully losing more than the benchmark’s appreciation. The fund did not behave as expected given the strong rally in the underlying.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (5/1/2024)
YieldMax™ Short TSLA Option Income Strategy ETF - at NAV	-48.24%	-44.82%
S&P 500® TR	21.45%	24.54%

Performance Inception Date	May 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/CRSH for more recent performance information.
Net Assets	$ 22,280,000
Holdings Count | Holdings	12
Advisory Fees Paid, Amount	$ 253,007
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$22,280
Number of Holdings	12
Total Advisory Fee	$253,007
Portfolio Turnover	4%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	27.4
Tesla, Inc., Expiration: 11/21/2025; Exercise Price: $355.02	-24.5
Tesla, Inc., Expiration: 11/07/2025; Exercise Price: $435.00	-1.4
Tesla, Inc., Expiration: 11/07/2025; Exercise Price: $410.00	0.5
Tesla, Inc., Expiration: 11/21/2025; Exercise Price: $355.00	0.4
Tesla, Inc., Expiration: 11/21/2025; Exercise Price: $655.00	0.1

Material Fund Change [Text Block]

How has the Fund changed?

Effective November 14, 2025, the Fund will effect a reverse split of its issued and outstanding shares as follows: Reverse Split Ratio: 1:10.

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

YieldMax(TM) SMCI Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ SMCI Option Income Strategy ETF
Class Name	YieldMax™ SMCI Option Income Strategy ETF
Trading Symbol	SMCY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ SMCI Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/SMCY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ SMCI Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/SMCY
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ SMCI Option Income Strategy ETF	$114	1.01%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 25% versus 21.45% for the benchmark despite delisting concerns reducing exposure before the stock rallied. This materially limited upside capture. The fund still produced very high income consistent with its aim.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (9/11/2024)
YieldMax™ SMCI Option Income Strategy ETF - at NAV	25.00%	-7.46%
S&P 500® TR	21.45%	21.64%

Performance Inception Date	Sep. 11, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/SMCY for more recent performance information.
Net Assets	$ 301,460,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 1,781,389
Investment Company, Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$301,460
Number of Holdings	11
Total Advisory Fee	$1,781,389
Portfolio Turnover	133%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Super Micro Computer, Inc., Expiration: 11/21/2025; Exercise Price: $52.00	8.4
Super Micro Computer, Inc., Expiration: 11/21/2025; Exercise Price: $52.01	-8.2
Super Micro Computer, Inc., Expiration: 11/07/2025; Exercise Price: $54.00	-2.9
Super Micro Computer, Inc., Expiration: 11/07/2025; Exercise Price: $58.00	1.4
Super Micro Computer, Inc., Expiration: 11/07/2025; Exercise Price: $55.00	-1.1
Super Micro Computer, Inc., Expiration: 11/07/2025; Exercise Price: $59.00	0.5
U.S. Treasury Securities	0.3

Material Fund Change [Text Block]	How has the Fund changed? Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.
YieldMax SNOW Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ SNOW Option Income Strategy ETF
Class Name	YieldMax™ SNOW Option Income Strategy ETF
Trading Symbol	SNOY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ SNOW Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/SNOY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ SNOW Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/SNOY
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ SNOW Option Income Strategy ETF	$147	1.00%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 93.18% versus 21.45% for the benchmark, with performance in line with expectations given the strategy’s capped upside. The fund generated substantial income and performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (6/10/2024)
YieldMax™ SNOW Option Income Strategy ETF - at NAV	93.18%	58.56%
S&P 500® TR	21.45%	20.68%

Performance Inception Date	Jun. 10, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/SNOY for more recent performance information.
Net Assets	$ 86,075,000
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 612,624
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$86,075
Number of Holdings	15
Total Advisory Fee	$612,624
Portfolio Turnover	33%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Snowflake, Inc., Expiration: 12/19/2025; Exercise Price: $230.00	18.4
U.S. Treasury Securities	12.1
Snowflake, Inc., Expiration: 12/19/2025; Exercise Price: $230.01	-1.8
Snowflake, Inc., Expiration: 11/07/2025; Exercise Price: $280.00	-1.0
Snowflake, Inc., Expiration: 11/07/2025; Exercise Price: $277.50	-0.7
Snowflake, Inc., Expiration: 11/07/2025; Exercise Price: $275.00	-0.5
Snowflake, Inc., Expiration: 11/07/2025; Exercise Price: $292.50	0.4
Snowflake, Inc., Expiration: 11/07/2025; Exercise Price: $290.00	0.3
Snowflake, Inc., Expiration: 11/07/2025; Exercise Price: $285.00	0.2

Material Fund Change [Text Block]	How has the Fund changed? Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.
YieldMax TSLA Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ TSLA Option Income Strategy ETF
Class Name	YieldMax™ TSLA Option Income Strategy ETF
Trading Symbol	TSLY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ TSLA Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/TSLY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ TSLA Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/TSLY
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ TSLA Option Income Strategy ETF	$140	1.07%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 62.26% versus 21.45% for the benchmark, outperforming internal upside-capture expectations. The call overlay balanced Tesla’s volatility with income production. Overall, the strategy delivered on its objectives.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (11/22/2022)
YieldMax™ TSLA Option Income Strategy ETF - at NAV	62.26%	18.41%
S&P 500® TR	21.45%	21.73%

Performance Inception Date	Nov. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/TSLY for more recent performance information.
Net Assets	$ 1,286,168,000
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 10,835,101
Investment Company, Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$1,286,168
Number of Holdings	19
Total Advisory Fee	$10,835,101
Portfolio Turnover	124%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	11.0
Tesla, Inc., Expiration: 11/21/2025; Exercise Price: $415.00	6.6
Tesla, Inc., Expiration: 11/21/2025; Exercise Price: $420.00	4.3
Tesla, Inc., Expiration: 11/07/2025; Exercise Price: $462.50	-1.3
Tesla, Inc., Expiration: 11/21/2025; Exercise Price: $415.01	-1.1
Tesla, Inc., Expiration: 11/21/2025; Exercise Price: $420.01	-0.9
Tesla, Inc., Expiration: 11/07/2025; Exercise Price: $460.00	-0.8
Tesla, Inc., Expiration: 11/07/2025; Exercise Price: $487.50	0.5
Tesla, Inc., Expiration: 11/07/2025; Exercise Price: $485.00	0.3
Tesla, Inc., Expiration: 11/07/2025; Exercise Price: $467.50	-0.2

Material Fund Change [Text Block]

How has the Fund changed?

Effective November 14, 2025, on November 28, 2025, the Fund will effect a reverse split of its issued and outstanding shares as follows: Reverse Split Ratio: 1:5.

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

YieldMax(TM) TSM Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ TSM Option Income Strategy ETF
Class Name	YieldMax™ TSM Option Income Strategy ETF
Trading Symbol	TSMY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ TSM Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/TSMY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ TSM Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/TSMY
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ TSM Option Income Strategy ETF	$122	1.00%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 44.11% versus 21.45% for the benchmark, aligning with expectations for an income-focused strategy. The fund provided substantial distributions while participating in a significant portion of TSM’s gains. Results were consistent with the strategy’s design.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (8/20/2024)
YieldMax™ TSM Option Income Strategy ETF - at NAV	44.11%	41.62%
S&P 500® TR	21.45%	19.76%

Performance Inception Date	Aug. 20, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/TSMY for more recent performance information.
Net Assets	$ 72,708,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 502,491
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$72,708
Number of Holdings	11
Total Advisory Fee	$502,491
Portfolio Turnover	77%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Taiwan Semiconductor Manufacturing Company Ltd., Expiration: 12/19/2025; Exercise Price: $300.00	6.2
Taiwan Semiconductor Manufacturing Company Ltd., Expiration: 12/19/2025; Exercise Price: $300.01	-5.6
Taiwan Semiconductor Manufacturing Company Ltd., Expiration: 11/07/2025; Exercise Price: $305.00	-1.1
Taiwan Semiconductor Manufacturing Company Ltd., Expiration: 11/07/2025; Exercise Price: $315.00	0.4
Taiwan Semiconductor Manufacturing Company Ltd., Expiration: 11/07/2025; Exercise Price: $310.00	-0.2
Taiwan Semiconductor Manufacturing Company Ltd., Expiration: 11/07/2025; Exercise Price: $320.00	0.1

Material Fund Change [Text Block]	How has the Fund changed? Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.
YieldMax Ultra Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Ultra Option Income Strategy ETF
Class Name	YieldMax™ Ultra Option Income Strategy ETF
Trading Symbol	ULTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ Ultra Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/ULTY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Ultra Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/ULTY
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Ultra Option Income Strategy ETF	$138	1.24%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 23.26% versus 21.45% for the benchmark while exceeding internal upside-capture expectations. The diversified option-income structure performed efficiently. Income generation remained a core driver of results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (2/28/2024)
YieldMax™ Ultra Option Income Strategy ETF - at NAV	23.26%	8.06%
S&P 500® TR	21.45%	21.17%

Performance Inception Date	Feb. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/ULTY for more recent performance information.
Net Assets	$ 2,481,990,000
Holdings Count | Holdings	109
Advisory Fees Paid, Amount	$ 13,609,240
Investment Company, Portfolio Turnover	721.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$2,481,990
Number of Holdings	109
Total Advisory Fee	$13,609,240
Portfolio Turnover	721%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Rocket Lab Corp	7.6
NuScale Power Corp	7.3
Robinhood Markets Inc	7.1
Coinbase Global Inc	6.3
CoreWeave Inc	5.9
Rigetti Computing Inc	5.4
SoundHound AI Inc	4.6
Symbotic Inc	4.5
Palantir Technologies Inc	4.4
Quantum Computing Inc	3.9

Material Fund Change [Text Block]

How has the Fund changed?

Effective December 8, 2025, there were various updates to the Fund’s Summary Prospectus, Prospectus, and SAI to reflect certain revisions to the Fund’s principal investment strategies (including equity allocation and certain options strategies), to reflect additional risk disclosures, and to reflect changes in the Fund’s portfolio management team.

Effective November 14, 2025, the Fund will effect a reverse split of its issued and outstanding shares as follows: Reverse Split Ratio: 1:10.

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.

YieldMax(R) Ultra Short Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	Yieldmax™ Ultra Short Option Income Strategy ETF
Class Name	YieldMax™ Ultra Short Option Income Strategy ETF
Trading Symbol	SLTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ Ultra Short Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/SLTY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Ultra Short Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/SLTY
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Yieldmax™ Ultra Short Option Income Strategy ETF	$23	1.25%

The Fund commenced operations on August 20, 2025. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	1.25%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on August 20, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target, returning –15.12% versus 7.19% for the benchmark, influenced by a short track record and evolving stock-selection methodology. These factors created performance variability during the period. Nonetheless, the fund maintained strong income generation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Average Annual Returns for the Periods Ended October 31, 2025:	Since Inception (08/20/2025)
YieldMax™ Ultra Short Option Income Strategy ETF - at NAV	-15.12%
S&P 500® TR	7.19%

Performance Inception Date	Aug. 20, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 11, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/SLTY for more recent performance information.
Net Assets	$ 20,517,000
Holdings Count | Holdings	60
Advisory Fees Paid, Amount	$ 30,995
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$20,517
Number of Holdings	60
Total Advisory Fee	$30,995
Portfolio Turnover	0%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities. Common Stocks represents securities sold short.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Reddit Inc	-6.6
AST SpaceMobile Inc	-6.4
Nebius Group NV	-6.4
Bitdeer Technologies Group	-6.1
Advanced Micro Devices Inc	-5.4
Circle Internet Group Inc	-5.0
IonQ Inc	-4.3
Applied Digital Corp	-4.0
Kratos Defense & Security Solutions Inc	-4.0
Energy Fuels Inc/Canada	-4.0

Material Fund Change [Text Block]	How has the Fund changed? Effective September 11, 2025, the Fund will seek to make distributions on a weekly basis.
YieldMaxTM Universe Fund of Option Income ETFs
Shareholder Report [Line Items]
Fund Name	YieldMax™ Universe Fund of Option Income ETFs
Class Name	YieldMax™ Universe Fund of Option Income ETFs
Trading Symbol	YMAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ Universe Fund of Option Income ETFs (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/YMAX. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Universe Fund of Option Income ETFs c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/YMAX
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Universe Fund of Option Income ETFs	$33	0.29%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund met its performance target, returning 27.41% versus 21.45% for the benchmark, supported by strong execution across its income-oriented holdings. Internal upside-capture targets were exceeded. The fund demonstrated effective implementation of its diversified option-income approach.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (1/16/2024)
YieldMax™ Universe Fund of Option Income ETF - at NAV	27.41%	23.83%
S&P 500® TR	21.45%	23.97%

Performance Inception Date	Jan. 16, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/YMAX for more recent performance information.
Net Assets	$ 962,096,000
Holdings Count | Holdings	38
Advisory Fees Paid, Amount	$ 2,335,642
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$962,096
Number of Holdings	38
Total Advisory Fee	$2,335,642
Portfolio Turnover	76%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Yieldmax Amzn Option Income ETF	3.0
YieldMax NVDA Option Income Strategy ETF	2.9
YieldMax SNOW Option Income Strategy ETF	2.9
YieldMaxTM PLTR Option Income Strategy ETF	2.9
YieldMax GOOGL Option Income Strategy ETF	2.9
Yieldmax Tsla Option Income ETF	2.8
YieldMax JPM Option Income Strategy ETF	2.8
YieldMax HOOD Option Income Strategy ETF	2.8
Yieldmax RDDT Option Income Strategy ETF	2.8
YieldMax DIS Option Income Strategy ETF	2.8

Material Fund Change [Text Block]	How has the Fund changed? Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.
YieldMax XOM Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ XOM Option Income Strategy ETF
Class Name	YieldMax™ XOM Option Income Strategy ETF
Trading Symbol	XOMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ XOM Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/XOMO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ XOM Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/XOMO
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ XOM Option Income Strategy ETF	$115	1.17%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target, returning –3.95% versus 21.45% for the benchmark as intraday moves forced repurchasing short calls before prices retreated. This reduced net option income and hampered performance. Despite this, the fund maintained meaningful distributions.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (8/30/2023)
YieldMax™ XOM Option Income ETF - at NAV	-3.95%	-0.40%
S&P 500® TR	21.45%	22.77%

Performance Inception Date	Aug. 30, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/XOMO for more recent performance information.
Net Assets	$ 48,895,000
Holdings Count | Holdings	13
Advisory Fees Paid, Amount	$ 494,877
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$48,895
Number of Holdings	13
Total Advisory Fee	$494,877
Portfolio Turnover	23%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	3.8
Exxon Mobil Corporation, Expiration: 12/19/2025; Exercise Price: $115.01	-3.7
Exxon Mobil Corporation, Expiration: 12/19/2025; Exercise Price: $115.00	2.9
Exxon Mobil Corporation, Expiration: 11/07/2025; Exercise Price: $116.00	-0.4
Exxon Mobil Corporation, Expiration: 11/07/2025; Exercise Price: $117.00	-0.2
Exxon Mobil Corporation, Expiration: 11/07/2025; Exercise Price: $119.00	0.1
Exxon Mobil Corporation, Expiration: 11/07/2025; Exercise Price: $120.00	0.1

Material Fund Change [Text Block]	How has the Fund changed? Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.
YieldMax XYZ Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ XYZ Option Income Strategy ETF
Class Name	YieldMax™ XYZ Option Income Strategy ETF
Trading Symbol	XYZY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YieldMax™ XYZ Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/XYZY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ XYZ Option Income Strategy ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	www.yieldmaxetfs.com/our-etfs/XYZY
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ XYZ Option Income Strategy ETF	$131	1.36%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund did not meet its performance target, returning –7.96% versus 21.45% for the benchmark amid pronounced whipsawing in the underlying stock. Rapid swings up and down limited the strategy’s ability to track moves effectively. Nonetheless, the fund continued to produce high income.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception (10/10/2023)
YieldMax™ XYZ Option Income Strategy ETF - at NAV	-7.96%	19.01%
S&P 500® TR	21.45%	26.19%

Performance Inception Date	Oct. 10, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 14, 2025
Updated Performance Information Location [Text Block]	Visit www.yieldmaxetfs.com/our-etfs/XYZY for more recent performance information.
Net Assets	$ 62,412,000
Holdings Count | Holdings	13
Advisory Fees Paid, Amount	$ 700,934
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$62,412
Number of Holdings	13
Total Advisory Fee	$700,934
Portfolio Turnover	46%

Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
U.S. Treasury Securities	16.4
Block, Inc., Expiration: 11/21/2025; Exercise Price: $75.00	7.8
Block, Inc., Expiration: 11/21/2025; Exercise Price: $75.01	-6.4
Block, Inc., Expiration: 11/07/2025; Exercise Price: $80.00	-2.6
Block, Inc., Expiration: 11/07/2025; Exercise Price: $81.00	-0.9
Block, Inc., Expiration: 11/07/2025; Exercise Price: $85.00	0.9
Block, Inc., Expiration: 11/07/2025; Exercise Price: $84.00	0.5
Block, Inc., Expiration: 11/07/2025; Exercise Price: $86.00	0.4

Material Fund Change [Text Block]

How has the Fund changed?

Effective November 14, 2025, on November 28, 2025, the Fund will effect a reverse split of its issued and outstanding shares as follows: Reverse Split Ratio: 1:5.

Effective October 14, 2025, the Fund will seek to make distributions on a weekly basis.